Fair Value Measurement - Schedule of Fair Value of Assets and Liabilities (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Total marketable equity securities	$ 7,485,819	$ 6,542,667	$ 8,304,392
Assets		6,542,667
Liabilities related to warrants			5,677,934
Circassia Pharmaceuticals PLC [Member]
Total marketable equity securities	1,890,748	5,649,486
Mutual Funds [Member]
Total marketable equity securities	5,595,071	893,181	8,304,392
Fair Value, Inputs, Level 1 [Member]
Total marketable equity securities	7,485,819	6,452,667
Assets		893,181
Liabilities related to warrants
Fair Value, Inputs, Level 1 [Member] | Circassia Pharmaceuticals PLC [Member]
Total marketable equity securities	1,890,748
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Total marketable equity securities	5,595,071	893,181	8,304,392
Fair Value, Inputs, Level 2 [Member]
Total marketable equity securities
Assets
Liabilities related to warrants
Fair Value, Inputs, Level 2 [Member] | Circassia Pharmaceuticals PLC [Member]
Total marketable equity securities
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Total marketable equity securities
Fair Value, Inputs, Level 3 [Member]
Total marketable equity securities
Assets		5,649,486
Liabilities related to warrants			5,677,934
Fair Value, Inputs, Level 3 [Member] | Circassia Pharmaceuticals PLC [Member]
Total marketable equity securities		5,649,486
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Total marketable equity securities